21. Provisions	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Provisions

	Insurance provision	Provision for aircraft and engine return (a)	Provision for legal proceedings (b)	Total
Balances as of December 31, 2015	742	725,176	144,355	870,273
Additional provisions recognized	4,237	97,423	189,244	290,904
Utilized provisions	(4,237)	(121,855)	(127,551)	(253,643)
Foreign exchange rate variation, net	-	(116,803)	(516)	(117,319)
Balances as of December 31, 2016	742	583,941	205,532	790,215
Additional provisions recognized (a)	(1)	38,819	158,263	197,081
Utilized provisions (b)	-	(220,082)	(155,999)	(376,081)
Foreign exchange rate variation, net	-	(1,827)	(199)	(2,026)
Balances as of December 31, 2017	741	400,851	207,597	609,189

As of December 31, 2016
Current	742	65,760	-	66,502
Noncurrent	-	518,181	205,532	723,713
Total	742	583,941	205,532	790,215

As of December 31, 2017
Current	741	45,820	-	46,561
Noncurrent	-	355,031	207,597	562,628
Total	741	400,851	207,597	609,189

(a) The additions of provisions for aircraft and engine return also include present value adjustment effects.

(b) include write-offs due to the revision of estimates and processes settled.

(a)     Provision for aircraft and engine return

The provision for aircraft and engine return considers the costs that meet the contractual conditions for the return of engines maintained under operating leases, as well as the costs to reconfigure aircraft without purchase option as described in the return conditions of the lease contracts, and which is capitalized in property, plant and equipment (aircraft reconfigurations/overhauling).

(b)   Provision for legal proceedings

As of December 31, 2017, the Company and its subsidiaries are parties to lawsuits and administrative proceedings. The lawsuits and administrative proceedings are classified into Operational (those arising from the Company’s normal course of operations), and Succession (those arising from the succession of former Varig S.A. obligations).

The civil lawsuits are primarily related to compensation claims generally related to flight delays and cancellations, baggage loss and damage. The labor claims primarily consist of discussions related to overtime, hazard pay, risk premium and wage differences.

The provisions related to civil, labor and taxes suits, whose likelihood of loss is assessed as probable, are as follows:

	12/31/2017	12/31/2016
Civil	67,528	73,356
Labor	137,071	132,163
Taxes	2,998	13
Total	207,597	205,532

Provisions are reviewed based on the progress of the proceedings and history of losses based on the best current estimate for labor and civil lawsuits.

There are other civil and labor lawsuits assessed by management and its legal counsel as possible risk of loss, in the estimated amount of R$30,945 for civil claims and R$124,062 for labor claims as of December 31, 2017 (R$31,598 and R$79,532 as of December 31, 2016, respectively), for which no provisions are recognized.

The tax lawsuits below were evaluated by the Company’s management and its legal counsels as being relevant and with possible risk of loss as of December 31, 2017 and 2016:

·

GLA is discussing the non-incidence of the additional 1% COFINS rate on the imports of aircraft and parts, amounting R$48,596 (R$39,428 as of December 31, 2016). The Company’s legal counsel believes that the classification of possible risk was due to the fact that there was no express revocation of the tax relief (zero rate) granted to regular flight transportation companies.

·

Tax on Services (ISS) in the amount of R$21,222 (R$19,443 as of December 31, 2016) arising from assessment notices issued by the Municipality of São Paulo against the Company, in the period from January 2007 to December 2010 regarding a possible ISS taxation on partnerships. The classification of possible risk of loss is a result from the matters under discussion being interpretative, and involves discussions of factual and evidential materials, and has no final positioning of the Superior Courts.

·

Customs penalty in the amount of R$57,823 (R$45,689 as of December 31, 2016) relating to assessment notices issued against the Company for alleged breach of customs rules regarding procedures for temporary import of aircraft. The classification of possible risk is a result of the absence of a final positioning of the Superior Courts.

·

BSSF goodwill (BSSF Air Holdings) in the amount of R$104,213 (R$47,572 as of December 31, 2016) related to an infraction notice due to the deductibility of the goodwill allocated to future profitability. The classification of possible risk is a result of the absence of a final opinion from the Superior Courts.

·

GLA’s goodwill in the amount of R$80,198 (R$72,687 as of December 31, 2016) resulted from assessment notice related to the deductibility of the goodwill classified as future profitability. The classification of possible risk is a result of the absence of a final opinion from the Superior Courts.

·

GLAI had been discussing the non-incidence of taxation of PIS and COFINS on revenues generated by interest attributable to shareholders’ equity related to the years from 2006 to 2008, paid by its subsidiary GTA Transportes Aéreos S.A., succeeded by GLA on September 25, 2008, wich amount assessed as possible loss was R$57,793 as of December 31, 2016. However, due to a recent unfavorable decision in a similar case, the Company reclassified the likelihood of loss in this case from possible to probable. As a result, the Company adhered to the Installment Payment Program (PERT) after the Federal Government signed Provisional Presidential Decree 783/17 into Law, including the amount of R$34,794 in tax installment payments. Additionally, the Company maintains escrow deposits with Bic Banco with a partial guarantee on the lawsuit of R$32,120 as disclosed in Note 5, which will be redeemed after the installment payment is fully settled.

·

Tax on Industrialized Products (“IPI”): supposely levied on the importation of aircraft in the amount of R$115,136 as of December 31, 2016. On March 10, 2017, even though the lawsuit was not yet resolved in the administrative level, the Company included this tax in the PRT program, see Note 18, given that decisions in similar proceedings have not been favorable.

There are other lawsuits that the Company’s Management and its legal counsels assess as possible risk of loss, in the estimated amount of R$58,750 (R$39,113 as of December 31, 2016) which added to the lawsuits mentioned above, totaled R$382,814 as of December 31, 2017 (R$436,861 as of December 31, 2016).